BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting – The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP).
Notes Receivable from Participants
Notes Receivable from Participants – Notes receivable from participants are measured at their unpaid principal balance, plus any accrued interest. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. Delinquent notes receivable are classified as distributions based upon the terms of the Program's governing documents.

Investment Valuation and Income Recognition
Investment Valuation – The assets of the Program, as well as the assets of the Bristol-Myers Squibb Company Savings and Investment Program and the Bristol-Myers Squibb Company Employee Incentive Thrift Plan are maintained in the Savings Plan Master Trust, see “Note 4 - Savings Plan Master Trust.” For a discussion of the valuation policies for each investment class, see “Note 3 - Fair Value Measurement.”
Income Recognition – Interest, dividends, and gains/(losses) from participation in the Savings Plan Master Trust are allocated to the Program based upon participants’ account balances and activity. This investment activity is presented on a net basis in the Statement of Changes in Net Assets Available for Benefits as the Program’s share of net investment income in the Savings Plan Master Trust and is accounted for as follows:

•Interest is recorded as earned.
•Dividends are recorded on the ex-dividend date.
•Purchases and sales of securities are recorded on a trade-date basis.
•Realized gains and losses for security transactions are recorded using the average cost method.

Administrative Expenses
Administrative Expenses – Unless otherwise noted here, all expenses incurred by the Program are the obligation of the Program and are payable from the Savings Plan Master Trust fund’s assets, unless the Company, in its sole discretion, pays such expenses, in which event, the Company may request and the Savings Plan Master Trust may provide reimbursement to the Company. There were no reimbursements made to the Company in 2025. Fees charged to the Program for investment management services are deducted from income earned on a daily basis and are not separately reflected in the Program’s share of net investment income in the Savings Plan Master Trust. Consequently, these fees are not readily determinable.

Use of Estimates
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of additions and deductions to the net assets available for benefits during the reporting period. Actual results may or may not differ from estimated results.

Risks and Uncertainties
Risks and Uncertainties – The Savings Plan Master Trust holds various investment instruments. Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility. The Savings Plan Master Trust is exposed to credit loss in the event of non-performance by the synthetic guaranteed investment contract (GIC) issuers. However, synthetic GIC issuer non-performance is not considered probable and the risk to the Savings Plan Master Trust portfolio from credit loss is mitigated by the diversified nature of the underlying assets held. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in value of investment securities, it is reasonably possible that significant changes in the values of investment securities could occur in the near term and such changes could have a material adverse effect on participants' account balances and amounts reporting in the Program’s financial statements.

Income Taxes and Tax Status
Income Taxes and Tax Status – The Program is designed to meet the requirements of a qualified plan under Sections 401(a), 401(m) and 401(k) of the U.S. Code, and Sections 1081.01(a) and (d) of the PR Code. Because the Program is intended to qualify under both the U.S. Code and the PR code, it must meet the qualification requirements of both statutes.

In the Program’s latest U.S. Code determination letter dated October 12, 2017, the U.S. Internal Revenue Service (U.S. IRS) stated that the Program, as then designed, was in compliance in form with the applicable requirements of the U.S. Code. In the Program's latest PR Code determination letter dated May 2, 2025, the Department of the Treasury of the Commonwealth of Puerto Rico (the PR Treasury) stated the Program, as then designed, was in compliance with the applicable PR Code. Since receiving the determination letters, the Program was amended and the Company believes, to the best of its knowledge, that the Program is still in compliance with the Codes in form. The Company also believes, to the best of its knowledge, that the Program is currently designed and operated in material compliance with the applicable requirements of the U.S. Code, the PR Code and ERISA and that the Program and Savings Plan Master Trust continue to be exempt from federal and Puerto Rico income taxes pursuant to Section 501(a) of the U.S. Code and Section 1081.01(a) of the PR Code, respectively. Therefore, no provision for income taxes has been included in the Program’s financial statements. Contributions made by participants on a pre-tax basis, the Company’s matching and, where applicable, additional annual contributions, and the earnings thereon are not included in participants’ gross income for income tax purposes until distributed from the Program. The Company intends to apply for an updated PR Code determination letter during 2026.

U.S. GAAP requires Program management to evaluate tax positions taken by the Program and recognize a related tax liability (or asset) if the Program has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. Program management has analyzed the tax positions taken by the Program, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Program is subject to routine audits by taxing jurisdictions.

There have been no material tax related interest or penalties for the periods presented in the financial statements.